BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Details) - USD ($)		9 Months Ended	12 Months Ended
	Aug. 05, 2022	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash equivalents		$ 0	$ 0	$ 0
Cash held in trust account		31,995,703	128,421,215
Offering costs		1,080,140	1,080,140
Cash underwriting fee		500,000	500,000
Other offering cost		580,140	580,140
Unrecognized tax benefits		0	0
Unrecognized tax benefits accrued for interest and penalties		$ 0	$ 0
Purchase an aggregate shares		14,115,358	14,115,358
Public Warrants
Offering costs		$ 127,354
Private Warrants
Offering costs		$ 18,797
Common stock subject to redemption
Redemption of shares	9,556,652
Distribution from Trust Account to redeeming Stockholders	$ 97,194,950
Remaining cash in the trust account	$ 31,460,579,000,000
Shares subject to possible redemption issued	6,255,848	3,093,348	12,650,000
Shares subject to possible redemption outstanding	6,255,848	3,093,348	12,650,000	0
Offering costs		$ 933,989	$ 933,989
Common stock not subject to redemption
Offering costs			$ 127,354